Financial Assets And Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets

A. Current and non-current financial assets

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	43,258	—	39,797
Other receivables	—	140	—	16
Loans to employees	180	18	—	14

Trade and other financial receivables	180	43,416	—	39,827

Loans granted to Joint Venture			—	—
Guarantee deposit	1,341	—	1,133	—

Non-current financial assets	1,341	—	1,133	—

Guarantee deposit	—	82	—	560
Financial investments	—	5,728	—	5,397

Other current financial assets	—	5,810	—	5,957

Total	1,521	49,226	1,133	45,784

Summary of Financial assets by class and category

C. Financial assets by class and category

	December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

	December 31, 2022
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivables	39,827	—	—	39,827

Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133	—	—	1,133

Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957

Total	41,648	5,030	239	46,917

Summary of Loans and borrowings

Loans and borrowings

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	80,861	32,037	44,359	5,853
Working capital lines of credit and others	—	94,459	—	83,415
Loans and borrowings	80,861	126,496	44,359	89,268
Derivative warrant liabilities	—	3,119	—	5,834
Lease liabilities (see note 9)	34,063	4,914	24,657	2,644

Total	114,924	134,529	69,016	97,746

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2023 and December 31, 2022, are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
2023	—	92,581
2024	136,179	14,851
2025	31,317	12,741
2026	26,379	9,460
2027	17,699	7,780
2028	12,831	3,725
More than five years	4,784	3,713

Total	229,189	144,851

Summary of Details of loan and borrowings

(In thousand Euros)		December 31, 2023
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807

Total		126,346	47,933	30,422	204,701

Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656

Total		150	459	2,047	2,656

Total		126,496	48,392	32,469	207,357

(In thousand Euros)		December 31, 2022
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	13,135	11,694	5,376	30,205
Floating rate loan	EUR	75,353	4,240	9,478	89,071
Covenant Loan	EUR	609	6,197	5,625	12,431

Total		89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	171	384	1,365	1,920

Total		171	384	1,365	1,920

Total		89,268	22,515	21,844	133,627

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities for the year ended December 31, 2023 and 2022 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2021	5,705,972	24,887	8,933,333	58,365	—	—	14,639,305	83,252
Public and Private Warrants exercised on January 11, 2022	(141,808)	(472)	(50,000)	(276)	—	—	(191,808)	(748)
Public Warrants exercised on February 1, 2022	(304,635)	(933)	—	—	—	—	(304,635)	(933)
Public Warrants exercised on March 23, 2022	(22)	(1)	—	—	—	—	(22)	(1)
Public Warrants exercised on October 10, 2022	(1)	—	—	—	—	—	(1)	-
Change in fair value of derivative warrant liabilities	—	(22,730)	—	(58,018)	—	—	—	(80,748)
Exchange differences	—	1,419	—	3,593	—	—	—	5,012

At December 31, 2022	5,259,506	2,170	8,883,333	3,664	-	-	14,142,839	5,834

Warrants issuance	—	—	—	—	1,007,894	3,893	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	(1,440)	—	(2,433)	—	(2,603)	—	(6,476)
Exchange differences	—	(17)	—	(29)	—	(86)	—	(132)
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	15,150,733	3,119

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762

Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)

Total changes from financing cash flows	62,586	—	(4,150)	58,436

The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)

Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525

Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at January 1, 2021	22,372	—	4,117	26,146	52,635
Proceeds from loans	204,677	—	—	—	204,677
Proceeds from borrowings	124	—	—	—	124
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550	34,550
Principal paid on lease liabilities	—	—	(828)	—	(828)
Interest paid on lease liabilities	—	—	(631)	—	(631)
Repayments of loans	(176,324)	—	—	—	(176,324)
Repayments of borrowings	(87)	—	—	—	(87)
Interest and bank fees paid	(3,047)	—	—	—	(3,047)
Interest paid on convertible bonds	—	—	—	(997)	(997)
Other payments	(297)	—	—	—	(297)
Total changes from financing cash flows	25,046	—	(1,459)	33,553	57,140
The effect of changes in foreign exchange rates	—	—	(2)	—	(2)
Issuance of Public and Private Warrants on Transaction date	—	14,491	—	—	14,491
Public Warrants exercised	—	(193)	—	—	(193)
Change in fair value of derivative warrant liabilities	—	68,954	—	—	68,954
Valuation of convertible bonds	—	—	—	25,491	25,491
Redemption of convertible bonds and convertible note	—	—	—	(87,105)	(87,105)
New leases	—	—	16,423	—	16,423
Interest accrual	470	—	—	(470)	—
Governmental loan receivable	365	—	—	—	365
Interest and bank fees expenses	3,092	—	631	2,385	6,108

Total liability-related other changes	3,927	83,252	17,054	(59,699)	44,534
Balance at December 31, 2021	51,345	83,252	19,710	—	154,307

Summary of Trade and other payables

Details of trade and other payables at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Suppliers	36,538	65,830
Personnel (salaries payable)	5,843	5,351
Customer advances	2,700	68
Total	45,081	71,249